DERIVATIVES AND HEDGING ACTIVITES (Tables)	6 Months Ended
Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments

The fair value of the Company’s outstanding derivative instruments is as follows:

		June 30,	December 31,
	Balance sheet	2020	2019

Derivatives designated as hedging instruments:
Foreign exchange forward contracts and other derivatives	''Prepaid expenses and other current assets''	$530	$73
	''Accrued expenses and other liabilities''	2	-
	''Accumulated other comprehensive income (loss)''	521	67

Schedule of Net (Gains) Losses Reclassified

The net gains (losses) reclassified from accumulated other comprehensive loss to the operating expenses are as follows:

	Gain recognized in Statements of Comprehensive Income		Gain (loss) recognized in consolidated statements of Income
	Six months ended June 30,	Statement of Income item	Six months ended June 30,
	2020		2020	2019
Derivatives designated as hedging instruments:
Foreign exchange options and forward contracts	$455	"Operating expenses"	$(26)	$92

Derivatives not designated as hedging instruments:
Foreign exchange options and forward contracts	-	"Financial expenses"	(100)	196
SWAP	-	"Financial expenses"	-	380

Total	$455		$(126)	$668